Responsibilities and Commitments	12 Months Ended
Dec. 31, 2021
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Responsibilities and Commitments

36	Responsibilities and commitments
36.1 Insurance cover
The Company contracts different types of insurance policies to protect assets in the event of any accident that might cause significant losses. Policies are also contracted for risks subject to compulsory insurance, either legally or contractually.
The Company and its subsidiaries have civil liability insurance for their operations in Brazil and abroad, with coverage and conditions that management considers appropriate to the risks involved.
To cover substantial damage to assets and loss of earnings of its operations in Brazil and abroad, the Company has insured an amount of US
$ 7 billion.

36.2 Exposure with financial and residual value guarantees (Commercial Aviation)
As of December 31, 2021, the Company is
not
subject to any exposure with financial and residual value guarantees. A total exposure of US$ 183.3 as of December 31, 2020 (taking maximum exposure outside of the balance sheet into consideration) was eliminated in its entirety through settlement and liquidation agreements entered throughout the fiscal year, as well as the expiration of certain guarantees provided.
As presented in Note 25, the Company made payments of US$ 49.5 in financial guarantees in 2021 and holds accounts payable in the amount of US$ 18.7 that are to be liquidated over the course of upcoming fiscal years (US$ 15.8 over the short-term). The difference between the total exposure observed in 2020 and the amounts paid and payable recognized in 2021 was not exercised and therefore did not impact the Company.
Despite previous exposures having been completely eliminated, the Company may grant financial guarantees in new sales orders in accordance with the financial risk management policy approved by the Board of Directors. Certain orders included in the Backlog may also offers options for financial guarantees that may be exercised by clients upon aircraft being delivered.

36.3 Backstop commitments (Commercial Aviation)
In certain firm sales contracts of commercial jets included in backlog (performance obligations to be satisfied – Note 31.c), the Company has entered into backstop commitments to provide financing in case the customer fails to obtain sufficient credit lines upon the aircraft deliveries.
Past experience demonstrates the Company was requested and provided financing on limited cases to its customers during the deliveries of
E-Jets
family, which demonstrates existence of alternative funding sources in the market to transfer the backstop commitments and remote probability of exercise. In addition, the Company retains property the assembled aircraft until the customer fulfils the payments on delivery, then not being exposed to risks of loss.
With the purpose of mitigating the credit risk exposure, the exercise of backstop commitments relies on current financial conditions of the customer upon exercise notice and conditions precedent to be accomplished. If the Company effectively provides the financing on delivery, the related aircraft is kept as collateral in the financing structure.
36.4 Climate changes
Embraer, as part of its commitment to building a sustainable future, announced on August 13, 2021 new ESG (Environment, Social and Governance) targets, including a commitment to carbon neutral operations by 2040. To achieve the aviation industry´s goal of net-zero
carbon emissions by 2050, Embraer will develop a range of products, services, and disruptive sustainable technologies, such as electrification, hybrid, Sustainable Aviation Fuel (SAF) and other innovative energy alternatives. The Company will also be offsetting any residual emissions that cannot be reduced through efficiency projects, available alternative energy or advancing technology.
The actions planned by the Company to achieve carbon neutral operations by 2040 (Scope 1+2) include: (i) 50% reduction in net carbon emissions by 2040 from a 2018 baseline; (ii) 100% energy from renewable sources by 2030; (iii) Begin using Sustainable Aviation Fuel (SAF) by 2021; (iv) Carbon neutral growth from 2022 (2021 baseline).
In relation to aviation industry’s goal of
net-zero
carbon emissions by 2050 (Scope 3), the actions planned include: (i) Developing products, services, and disruptive sustainable technologies such as electrification, hybrid, SAF and other innovative energy alternatives; (ii) Working together with suppliers to make our current aircraft compatible with the use of 100% SAF; (iii) Actively working with the supply chain to expand the global SAF production scale; (iv) Continuously improving the efficiency of our current portfolio; (v) Launch zero-emission
eVTOL aircraft by 2026.
The risks related to potential impacts of climate changes and mitigating actions were assessed by the Company on reporting date, mainly related to recoverability and useful lives of long-lived assets and identification of liabilities. Based on Management’s best judgment, there is no impacts over the Company’s assets and liabilities on December 31, 2021.